Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Geograhical long-lived assets	$ 240,426	$ 252,081
United States (US)
Geograhical long-lived assets	102,649	92,442
EMEA
Geograhical long-lived assets	43,922	39,769
Canada
Geograhical long-lived assets	84,943	107,472
Asia Pacific
Geograhical long-lived assets	$ 8,912	$ 12,398